Principal group companies - Summary of associates (Details)	12 Months Ended
Jun. 30, 2026
Moët Hennessy, SAS
Disclosure of associates [line items]
Country of incorporation	France
Country of operation	Worldwide
Percentage of equity owned	34.00%
Business description	Production, marketing and distribution of premium drinks
Moet Hennessy
Disclosure of associates [line items]
Country of incorporation	France
Percentage of equity owned	34.00%